Note 7 - Components of Working Capital Accounts - Components of Working Capital Accounts (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Work-in-progress		$ 181,751	$ 177,134
Finished goods		26,350	32,340
Supplies and other		38,091	32,867
Inventory, Net		246,192	242,341
Accrued payroll and benefits		176,921	146,852
Value appreciation plans(1)	[1]	4,874	9,403
Customer advances		7,149	6,397
Other		138,792	119,672
Accrued Liabilities, Current		$ 327,736	$ 282,324

[1]	Non-current portion of value appreciation plans of $62,268 is included in Other Liabilities